Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (18.2%)
Vanguard Total Stock Market Index Fund Investor Shares	39,431,123	3,141,083

International Stock Fund (12.4%)
Vanguard Total International Stock Index Fund Investor Shares	119,663,943	2,137,198

U.S. Bond Funds (53.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	583,181,459	6,420,828
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	117,055,612	2,886,591
		9,307,419
International Bond Fund (15.6%)
Vanguard Total International Bond Index Fund Investor Shares	238,254,009	2,694,653

Total Investment Companies (Cost $14,017,402)		17,280,353
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $4,937)	49,366	4,937

Total Investments (100.1%) (Cost $14,022,339)		17,285,290
Other Assets and Liabilities-Net (-0.1%)		(24,281)
Net Assets (100%)		17,261,009

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement Income Fund

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,215	NA1	NA1	—	—	21	—	4,937
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,821,896	54,302	—	—	10,393	19,837	—	2,886,591
Vanguard Total Bond
Market II Index Fund	6,303,317	164,270	7,039	—	(39,720)	41,504	—	6,420,828
Vanguard Total
International Bond
Index Fund	2,738,130	67,430	6,117	25	(104,815)	67,430	—	2,694,653
Vanguard Total
International Stock
Index Fund	2,012,186	36,865	68,207	2,414	153,940	23,417	—	2,137,198
Vanguard Total Stock
Market Index Fund	3,104,490	16,272	232,597	83,485	169,433	16,273	—	3,141,083
Total	16,984,234	339,139	313,960	85,924	189,231	168,482	—	17,285,290

1 Not applicable—purchases and sales are for temporary cash investment purposes.